SEGMENT REPORTING - Narrative (Details) - segment	6 Months Ended		9 Months Ended	12 Months Ended
	Dec. 31, 2023	Jun. 30, 2023	Mar. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Number of operating segments				3
Number of reportable segments	3		3	3
Abacus Settlements
Segment Reporting Information [Line Items]
Number of operating segments		1
Number of reportable segments		1
LMA
Segment Reporting Information [Line Items]
Number of operating segments		2
Number of reportable segments		2